Quarterly Holdings Report
for

Fidelity® SAI International Low Volatility Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0920
1.9866139.105

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
Australia - 1.3%
Sonic Healthcare Ltd.	1,814,387	$41,610,870
Wesfarmers Ltd.	320,584	10,661,870

TOTAL AUSTRALIA		52,272,740

Belgium - 0.8%
Cofinimmo SA	36,203	5,160,084
Colruyt NV	226,109	13,200,063
Elia System Operator SA/NV	147,769	16,048,746

TOTAL BELGIUM		34,408,893

Bermuda - 2.2%
Cheung Kong Infrastructure Holdings Ltd.	3,074,000	16,023,844
Hiscox Ltd.	1,314,338	13,447,181
Jardine Matheson Holdings Ltd.	1,279,376	52,323,016
Jardine Strategic Holdings Ltd.	550,587	11,091,673

TOTAL BERMUDA		92,885,714

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	139,408
Denmark - 1.6%
Christian Hansen Holding A/S	444,774	50,445,760
Tryg A/S	541,955	15,954,225

TOTAL DENMARK		66,399,985

Finland - 3.0%
Elisa Corp. (A Shares)	700,427	41,632,930
Kesko Oyj	1,217,816	25,964,927
Sampo Oyj (A Shares)	1,572,147	56,824,087

TOTAL FINLAND		124,421,944

France - 9.0%
Essilor International SA	530,169	70,070,311
L'Oreal SA	272,907	91,595,191
Orange SA	3,610,930	42,323,256
Orpea	228,680	29,146,224
Sanofi SA	811,775	85,233,979
Sodexo SA	316,206	21,707,835
Thales SA	465,169	33,621,956

TOTAL FRANCE		373,698,752

Germany - 9.6%
Beiersdorf AG	440,706	52,622,722
Deutsche Borse AG	442,355	80,557,742
Deutsche Telekom AG	5,085,274	84,897,372
Hannover Reuck SE	212,099	35,827,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	271,589	71,991,003
Symrise AG	562,351	70,249,785

TOTAL GERMANY		396,145,969

Hong Kong - 6.2%
CLP Holdings Ltd.	6,112,500	57,797,949
Hang Seng Bank Ltd.	2,723,700	42,839,507
Hong Kong & China Gas Co. Ltd.	28,076,586	40,229,007
Link (REIT)	6,153,997	47,761,109
MTR Corp. Ltd.	6,902,871	34,290,354
Power Assets Holdings Ltd.	6,125,000	34,101,099

TOTAL HONG KONG		257,019,025

Israel - 0.8%
Bank Hapoalim BM (Reg.)	3,671,823	21,837,153
Israel Discount Bank Ltd. (Class A)	171,913	521,553
Mizrahi Tefahot Bank Ltd.	456,206	9,408,298

TOTAL ISRAEL		31,767,004

Japan - 30.4%
Advance Residence Investment Corp.	6,481	20,877,814
Ajinomoto Co., Inc.	2,569,900	46,411,414
Ana Holdings, Inc. (a)	484,000	10,020,922
Asahi Group Holdings	1,490,630	48,588,406
Canon, Inc.	536,800	8,638,469
Central Japan Railway Co.	403,780	48,982,343
Chugoku Electric Power Co., Inc.	1,397,610	17,005,542
Daito Trust Construction Co. Ltd.	308,200	24,084,176
Daiwa House REIT Investment Corp.	9,249	24,001,703
Fujifilm Holdings Corp.	1,366,010	61,091,471
Hankyu Hanshin Holdings, Inc.	1,139,540	32,456,786
Industrial & Infrastructure Fund Investment Corp.	8,395	15,655,123
Japan Prime Realty Investment Corp.	4,139	10,881,713
Japan Real Estate Investment Corp.	6,481	33,061,641
Japan Retail Fund Investment Corp.	11,740	14,074,026
Keihan Electric Railway Co., Ltd.	503,200	20,345,718
Kenedix Office Investment Corp.	1,924	10,505,616
Kintetsu Group Holdings Co. Ltd.	892,200	34,556,894
Kyushu Railway Co.	748,700	14,697,450
Lawson, Inc.	234,700	11,640,215
Nagoya Railroad Co. Ltd.	920,500	23,183,156
Nankai Electric Railway Co. Ltd.	530,700	10,367,839
Nippon Building Fund, Inc.	6,608	36,955,609
Nippon Telegraph & Telephone Corp.	3,004,996	69,750,348
NTT Data Corp.	2,332,000	26,513,090
NTT DOCOMO, Inc.	489,700	13,481,988
Odakyu Electric Railway Co. Ltd.	1,248,510	26,127,420
Oriental Land Co. Ltd.	418,000	50,031,269
ORIX JREIT, Inc.	12,376	15,888,701
Osaka Gas Co. Ltd.	1,868,460	34,644,421
Otsuka Holdings Co. Ltd.	676,760	28,067,633
Secom Co. Ltd.	773,270	66,871,637
Sekisui House Ltd. (c)	861,900	15,741,539
Seven & i Holdings Co. Ltd.	1,773,700	53,600,382
SHIMANO, Inc.	382,500	83,108,970
SoftBank Corp.	4,852,100	64,836,762
Sotetsu Holdings, Inc.	427,100	10,107,085
Suntory Beverage & Food Ltd.	132,200	4,964,291
Tobu Railway Co. Ltd.	891,700	24,971,052
Tokyo Gas Co. Ltd.	1,745,900	37,069,133
Toyo Suisan Kaisha Ltd.	477,380	28,862,425
Trend Micro, Inc.	265,700	15,583,020
Yamada Denki Co. Ltd.	3,207,100	13,845,777

TOTAL JAPAN		1,262,150,989

Netherlands - 2.2%
Koninklijke Ahold Delhaize NV	2,793,832	80,464,751
Unilever NV	209,740	12,393,597

TOTAL NETHERLANDS		92,858,348

Norway - 0.9%
Mowi ASA	2,013,198	36,230,199
Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,701,684	4,404,749
CapitaMall Trust	12,736,800	17,603,826
Singapore Airlines Ltd.	3,314,700	8,268,719
Singapore Telecommunications Ltd.	11,443,650	20,768,780

TOTAL SINGAPORE		51,046,074

Sweden - 1.6%
Svenska Handelsbanken AB (A Shares) (a)	6,918,170	65,241,610
Switzerland - 15.1%
Allreal Holding AG	29,908	5,945,300
Baloise Holdings AG	218,828	33,211,226
Banque Cantonale Vaudoise	36,193	3,787,294
Galenica Sante Ltd. (d)	233,979	17,384,367
Givaudan SA	20,233	83,206,291
Helvetia Holding AG (Reg.)	146,350	13,169,980
Lindt & Spruengli AG	332	28,351,867
Nestle SA (Reg. S)	751,114	89,323,800
Novartis AG	930,446	76,638,310
PSP Swiss Property AG	39,064	4,352,547
Roche Holding AG (participation certificate)	228,167	79,027,138
SGS SA (Reg.)	17,111	44,735,007
Swiss Prime Site AG	320,807	29,167,462
Swiss Re Ltd.	689,934	54,442,105
Swisscom AG	118,782	63,095,835

TOTAL SWITZERLAND		625,838,529

United Kingdom - 11.8%
Admiral Group PLC	1,043,632	32,786,743
Bunzl PLC	1,504,934	43,299,690
Compass Group PLC	3,265,685	44,906,581
Diageo PLC	2,196,682	80,378,036
Direct Line Insurance Group PLC	6,165,760	23,922,384
GlaxoSmithKline PLC	238,932	4,759,601
National Grid PLC	6,220,404	73,315,150
Pearson PLC	2,335,593	16,048,333
Primary Health Properties PLC	5,682,946	11,441,146
RELX PLC (London Stock Exchange)	3,159,374	66,790,272
Smith & Nephew PLC	3,098,893	61,164,330
Unilever PLC	529,472	31,527,421

TOTAL UNITED KINGDOM		490,339,687

TOTAL COMMON STOCKS
(Cost $4,166,509,279)		4,052,864,870
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $2,189,215)(e)	2,190,000	2,189,456
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund 0.14% (f)	63,558,390	63,577,457
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	15,377,662	15,379,200
TOTAL MONEY MARKET FUNDS
(Cost $78,952,431)		78,956,657
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $4,247,650,925)		4,134,010,983
NET OTHER ASSETS (LIABILITIES) - 0.3%(h)		13,641,230
NET ASSETS - 100%		$4,147,652,213

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,048	Sept. 2020	$95,032,640	$(524,782)	$(524,782)

The notional amount of futures purchased as a percentage of Net Assets is 2.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security or a portion of the security is on loan at period end.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,384,367 or 0.4% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,189,456.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $6,500,083 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$422,310
Fidelity Securities Lending Cash Central Fund	166,595
Total	$588,905

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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